Glencore Financing (Details) - USD ($)										1 Months Ended					11 Months Ended
	Mar. 23, 2018	Jan. 18, 2018	Sep. 18, 2017	Sep. 14, 2017	Oct. 28, 2016	Sep. 14, 2016	Jul. 26, 2016	Jul. 01, 2016	Jun. 03, 2016	Dec. 31, 2016	Oct. 28, 2016	Oct. 18, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Jan. 31, 2017	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Line Items [Line Items]
Common share issued															396,616			241,376
Principal secured debentures amount				$ 20,000,000
Common stock called by warrant															625,000
Interest rate basis				LIBOR plus 15.0%
Availability of debt or equity financing				$ 100,000,000
Price per share															$ 0.7797
Transaction costs for financing				$ 83,000
Warrant [Member]
Statement Line Items [Line Items]
Common share issued					7,055,626						7,055,626	13,641,586
Common stock called by warrant															6,458,001
Proceeds from common share											$ 1,270,000	$ 2,174,000
Price per share															$ 0.8231
Events after reporting period [Member]
Statement Line Items [Line Items]
Common stock called by warrant	6,458,001
Availability of debt or equity financing	$ 100,000,000
Price per share	$ 0.8231
Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount															$ 25,000,000
Interest rate basis										LIBOR plus 15.0%			LIBOR plus 8.0%	LIBOR plus 4.0%
Availability of debt or equity financing															100,000,000
Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Interest rate basis										LIBOR plus 15.0%			LIBOR plus 8.0%
Availability of debt or equity financing															$ 100,000,000
PolyMet [Member]
Statement Line Items [Line Items]
Common share issued															92,836,072			92,836,072
Minority interest percentage															29.10%
Warrant exercise price															$ 1.2696
Exercise of warrants															38,660,854
Common stock called by warrant						625,000
Percentage of ownership															100.00%
Fair value of warrants						$ 250,000
Price per share						$ 0.7797									$ 1.2696
PolyMet [Member] | Events after reporting period [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																$ 80,000,000
NorthMet [Member]
Statement Line Items [Line Items]
Common stock called by warrant															7,055,626
Price per share															$ 1.00
Glencore Units [Member]
Statement Line Items [Line Items]
Common share issued					14,111,251						14,111,251
Warrant exercise price					$ 1.00
Proceeds from common share					$ 10,583,000
Tranche One [Member] | Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount															$ 25,000,000
Tranche One [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount										$ 11,000,000			$ 30,000,000		20,000,000
Tranche One [Member] | Glencore Non-Convertible Debt [Member] | Events after reporting period [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																	$ 80,000,000
Tranche One [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates																				$ 20,000,000	$ 30,000,000	$ 25,000,000
Tranche Two [Member] | Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount															25,000,000
Tranche Two [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount										14,000,000			30,000,000		20,000,000
Tranche Two [Member] | Glencore Non-Convertible Debt [Member] | Events after reporting period [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																	80,000,000
Tranche Two [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates																					30,000,000	$ 25,000,000
Tranche Three [Member] | Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount															25,000,000
Tranche Three [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount										14,000,000			30,000,000
Tranche Three [Member] | Glencore Non-Convertible Debt [Member] | Events after reporting period [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																	80,000,000
Tranche Three [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates																					$ 30,000,000
Rights Offering [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates																			$ 20,960,000
Private Placement [Member] | PolyMet [Member]
Statement Line Items [Line Items]
Investments in associates										10,583,000
Tranche Four [Member] | Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount															$ 25,000,000
Tranche Four [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount										14,000,000			$ 30,000,000
Tranche Four [Member] | Glencore Non-Convertible Debt [Member] | Events after reporting period [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																	80,000,000
Tranche Five [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount										$ 14,000,000
Tranche Five [Member] | Glencore Non-Convertible Debt [Member] | Events after reporting period [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																	$ 80,000,000
Tranche K Secured Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures									$ 3,000,000
Interest rate basis									LIBOR plus 15.0%
Tranche L-1 Secured Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures								$ 5,000,000
Interest rate basis								LIBOR plus 15.0%
Tranche L-2 Secured Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures							$ 3,000,000
Interest rate basis							LIBOR plus 15.0%
Tranche N Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures			$ 15,000,000
Tranche O Debenture [Member] | Events after reporting period [Member]
Statement Line Items [Line Items]
Proceeds from debentures		$ 5,000,000